Result of the Year - Summary of General and Administrative Expenses (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of General And Administrative Expenses [Line Items]
Total general and administrative expenses	kr 247,250	kr 50,541	kr 35,127
External Costs
Disclosure Of General And Administrative Expenses [Line Items]
Total general and administrative expenses	118,971	23,847	19,250
Employee Costs
Disclosure Of General And Administrative Expenses [Line Items]
Total general and administrative expenses	127,120	25,995	15,803
Depreciation
Disclosure Of General And Administrative Expenses [Line Items]
Total general and administrative expenses	kr 1,159	kr 699	kr 74